Share-based Payments - Additional Information (Detail) € / shares in Units, € in Millions									12 Months Ended
	Oct. 25, 2019 Warrant € / shares shares	Oct. 26, 2018 Warrant € / shares shares	Jun. 29, 2017 Warrant € / shares shares	Dec. 08, 2016 Warrant € / shares	Nov. 05, 2015 Warrant Tranches € / shares shares	May 05, 2014 Warrant Tranches € / shares shares	May 06, 2013 Warrant € / shares shares	Oct. 29, 2010 Warrant € / shares shares	Dec. 31, 2019 EUR (€) Warrant € / shares	Dec. 31, 2018 EUR (€) Warrant € / shares	Dec. 31, 2017 Warrant € / shares	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant exercised						100,000	253,150	61,050	0	4,500
Number of warrants authorized | shares	939,500	700,000	520,000		466,000	100,000	266,241	79,500
Number of warrants offered	273,500	426,050	334,400		353,550	94,400	253,150	61,050	610,250	111,600
Number of warrants outstanding	273,500	401,350	285,084		250,982	35,698	2,500	766	1,292,380	731,229	674,962
Warrants expiration date	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Percentage of warrants vested	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Exercise price of the different tranches ranges | € / shares	€ 8.16						€ 2.64	€ 35.36	€ 22.56	€ 30.71	€ 31.76
Warrants exercise period	5 years	5 years	5 years	5 years	10 years	10 years	10 years	10 years			Over four different exercise periods	Over three different exercise periods	Over four different exercise periods
Number of tranches | Tranches					5	5
Number of warrants cancelled									24,100	50,833
Net expense recognized | €									€ 2.8	€ 3.6
Warrants Issued And Outstanding Percentage									8.48%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges | € / shares		€ 9.36	€ 31.34	€ 17.60	€ 15.90	€ 33.49
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges | € / shares		€ 22.04	€ 48.89	€ 36.81	€ 34.65	€ 45.05
Warrant1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant exercised											0
New issue of warrants									24,999
Warrants plan issuance date 5 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New issue of warrants				100,000
Number of warrants offered				42,500
Number of warrants outstanding				45,000
Number of warrants cancelled				100,000